Subsequent Event - Additional Information (Detail) - Subsequent Event $ in Millions	Apr. 28, 2020 USD ($)
Subsequent Event [Line Items]
Percentage of common stock held	24.00%
Adicet
Subsequent Event [Line Items]
Contract termination fee	$ 6.1